Note 11 - Investments in Unconsolidated Entities (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of unconsolidated structured entities [abstract]
Summary of Investments in Unconsolidated Entities

The table below shows a summary of Opera’s investments in unconsolidated entities (in thousands except for percentages):

				Carrying amount as of December 31,
Investee	Ownership interest	Classification of investment	Basis of accounting for investment	2023	2024
OPay	9.4%	Financial asset	Fair value through profit or loss	$253,300	$258,300
Verda Ventures	26.0%	Associate	Equity method	$—	$1,248
nHorizon Innovation	29.1%	Associate	Equity method	$—	$—

The table below provides a reconciliation of the carrying amount of Opera’s investment in OPay (in thousands):

	Year ended December 31,
	2023	2024
Carrying amount as of January 1	$86,100	$253,300
Shares acquired recognized at fair value	77,362	—
Fair value gain on investment	89,838	5,000
Carrying amount as of December 31	$253,300	$258,300

Summary of Equity Value, Period of Time until Potential Liquidity Events and Probabilities	The table below shows the estimates for equity values (in millions), period of time until potential liquidity events and probabilities of the respective outcomes, with the narrowed valuation ranges reflecting an underlying belief that such liquidity events are closer in time at year-end 2024 versus year-end 2023:

	Equity value (in millions)		Time horizon (in years)		Probability
Scenarios	2023	2024	2023	2024	2023	2024
Initial public offering	$2,900 – $8,000	$3,000 – $6,000	1 – 3	1 – 2	72%	80%
Sale transaction	$3,500 – $7,500	$3,000 – $5,500	1 – 3	1 – 2	8%	10%
Dissolution	$234	$236	3	3	10%	5%
Redemption	$1,000	$1,000	3	3	10%	5%

Summary of Individual Sensitivities of Key Unobservable Inputs to the Fair Value Measurement

The table below shows the individual sensitivities of key unobservable inputs to the fair value measurement (in thousands):

		As of December 31, 2023		As of December 31, 2024
Significant unobservable inputs	Change in assumption (1)	Decrease in assumption	Increase in assumption	Decrease in assumption	Increase in assumption
Weighted average equity value	10%	$(24,791)	$24,791	$(25,495)	$25,495
Time to exit	1 year	$47,872	$(40,263)	$48,553	$(40,855)
Relative change in probability of sale (2)	100%	$(630)	$630	$826	$(826)
Discount for lack of marketability	5 pp	$14,072	$(14,072)	$14,350	$(14,350)
Discount rate	2 pp	$9,759	$(9,202)	$6,965	$(6,657)
Achievement of financial target (3)	10 pp	$(8,452)	$5,017	N/A	N/A

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(1)
pp - percentage points.
(2)
Represents a relative change in the probabilities of sale scenarios, offset by an equal change in the probabilities of initial public offering scenarios.
(3)
Only applicable to the preferred shares acquired in 2023, as discussed above.

Verda Ventures

Verda Ventures operates a venture fund formed in the second half of 2024 with the purpose of making investments in companies operating in the stablecoin ecosystem around Opera’s MiniPay platform. Opera invested $1.25 million in the fund in the fourth quarter of 2024, and has a commitment to make a further seven equal quarterly investments, totaling $10 million.

The fund operated by Verda Ventures is classified as an associate and accounted for in accordance with the equity method as Opera has a member on the fund’s investment committee and thus has the ability to participate in financial and operating policy decisions. Opera’s share of the fund’s net loss, including management fee, was $2 thousand in 2024.